CONSTRUCTION IN PROGRESS	12 Months Ended
Jun. 30, 2026
CONSTRUCTION IN PROGRESS
CONSTRUCTION IN PROGRESS

NOTE 11. CONSTRUCTION IN PROGRESS

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Construction in progress	¥12,000,900	¥86,366,301	$12,728,818

Construction in progress refers to the factory construction being undertaken by Recon-SD for its plastic recycling business (“the Project”). It primarily accounts for the direct and indirect costs incurred by the Project. The Project occupies approximately 50 acres. Upon full completion, the Project will comprise a production workshop, a process equipment area, a raw material warehouse area, a tank farm area, Multi-functional office buildings, a hazardous waste storage facility, and supporting utility infrastructure. Currently, two production lines are under construction. As of the date of this report, the plant has entered the trial production phase. The total budget for the Project is approximately $20 million. As of June 30, 2026, the construction costs amounted to ¥86,366,301 ($12,728,818).